INCOME TAXES - Disclosure of composition of deferred taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Taxes As Of Statement Of Financial Position [Line Items]
Balance at beginning year	$ (3,108)	$ (793)	$ (1,088)
Recognized in income statement	1,640	294	181
Deferred taxes created in acquisition of subsidiary	(3,142)	(2,626)
Recognized in translation currency difference reserve	336	17	114
Balance at end of year	(4,274)	(3,108)	(793)
Intangible assets
Disclosure Of Deferred Taxes As Of Statement Of Financial Position [Line Items]
Balance at beginning year	(4,104)	(1,074)	(1,111)
Recognized in income statement	987	(421)	(77)
Deferred taxes created in acquisition of subsidiary	(3,142)	(2,626)
Recognized in translation currency difference reserve	336	17	114
Balance at end of year	(5,923)	(4,104)	(1,074)
Provisions for employee rights
Disclosure Of Deferred Taxes As Of Statement Of Financial Position [Line Items]
Balance at beginning year	579	44	0
Recognized in income statement	110	535	44
Deferred taxes created in acquisition of subsidiary	0	0
Recognized in translation currency difference reserve	0	0	0
Balance at end of year	689	579	44
Other
Disclosure Of Deferred Taxes As Of Statement Of Financial Position [Line Items]
Balance at beginning year	0	44	0
Recognized in income statement	0	(44)	44
Deferred taxes created in acquisition of subsidiary	0	0
Recognized in translation currency difference reserve	0	0	0
Balance at end of year	0	0	44
Losses for tax purposes
Disclosure Of Deferred Taxes As Of Statement Of Financial Position [Line Items]
Balance at beginning year	417	193	23
Recognized in income statement	543	224	170
Deferred taxes created in acquisition of subsidiary	0	0
Recognized in translation currency difference reserve	0	0	0
Balance at end of year	$ 960	$ 417	$ 193